Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value Liabilities

Public and Private Common Stock Warrants

	Fair Value Measurements as of June 30, 2021
Liabilities included in:	Level 1	Level 2	Level 3	Total
Public Common Stock Warrants	$77,607	$—	$—	$77,607
Private Common Stock Warrants	—	—	60,688	60,688
Total fair value	$77,607	$—	$60,688	$138,295

	Fair Value Measurements as of December 31, 2020
Liabilities included in:	Level 1	Level 2	Level 3	Total
Public Common Stock Warrants	$124,545	$—	$—	$124,545
Private Common Stock Warrants	—	—	53,687	53,687
Total fair value	$124,545	$—	$53,687	$178,232

Public and Private Common Stock Warrants

	Fair Value Measured as of December 31, 2020
Liabilities included in:	Level 1	Level 2	Level 3	Total
Public common stock warrants (Restated)	$124,545	$—	$—	$124,545
Private common stock warrants (Restated)	—	—	53,687	53,687
Total fair value (Restated)	$124,545	$—	$53,687	$178,232